Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating activities
Net loss for the period:	$ (4,405)	$ (40,800)
Adjusted for:
Revenue recognized from digital currency mined	(50,401)	(45,858)
Depreciation	29,953	33,050
Unrealized (gain) loss on investments	(16,115)	631
Change in fair value of derivative liability	(88)	(274)
Provision on sales tax receivables	(966)	0
(Gain) loss on sale of equipment	(9,509)	241
Accretion on convertible debt	739	964
Tax expense	1,326	3,419
Share-based compensation	2,723	6,017
Interest expense	452	466
Foreign exchange	342	(449)
Changes in non-cash working capital items:
Amounts receivable and prepaids	1,172	(519)
Digital currencies	30,979	64,925
Accounts payable and accrued liabilities	8,778	(365)
Cash (used in) provided by operating activities	(5,020)	21,448
Investing activities
Deposits on equipment	(613)	(3,834)
Investments	(1,128)	(250)
Proceeds on disposal of equipment	9,723	320
Purchase of equipment	(32,593)	(22,303)
Payment of security deposits	(3,360)	0
Cash used in investing activities	(27,971)	(26,067)
Financing activities
Exercise of options	0	53
Shares offering, net of issuance costs	35,924	8,362
Repayment of loans	(2,406)	(706)
Repayment of debenture	(1,500)	(1,504)
Lease payments made	(1,522)	(1,397)
Cash provided by financing activities	30,496	4,808
Effect of exchange rate changes on cash	58	(18)
Net change in cash during the period	(2,437)	171
Cash and cash equivalents at beginning of period	9,678	4,373
Cash and cash equivalents at end of period	7,241	4,544
Supplemental cash flow information
Recognition of right of use assets and lease liabilities	432	0
Supplemental disclosures:
Interest paid	913	920
Income taxes paid	$ 415	$ 0